SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Changes and Error Corrections
Marketing, general and administrative expense									$ 1,108.1	$ 1,158.9	$ 1,174.2
Interest Expense									60.5	63.3	60.9
Income from continuing operations before taxes									408.9	360.8	366.0
Provision for income taxes									134.5	113.5	124.3
Income from continuing operations	$ 56.5	$ 81.3	$ 64.7	$ 71.9	$ 69.8	$ 60.9	$ 50.2	$ 66.4	274.4	247.3	241.7
Loss from discontinued operations, net of tax									(0.1)	(2.2)	(28.5)
Net income	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 70.6	$ 60.2	$ 48.3	$ 66.0	$ 274.3	$ 245.1	$ 213.2
Net income (loss) per common share:
Continuing operations	$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 0.76	$ 0.65	$ 0.53	$ 0.69	$ 3.01	$ 2.64	$ 2.46
Discontinued operations	0.01		(0.01)		0.01		(0.02)			(0.03)	(0.29)
Net income per common share	0.63	0.89	0.70	0.79	0.77	0.65	0.51	0.69	3.01	2.61	2.17
Net income (loss) per common share, assuming dilution:
Continuing operations	0.61	0.87	0.69	0.78	0.75	0.64	0.52	0.68	2.95	2.58	2.41
Discontinued operations	0.01	0.01	(0.01)		0.01	(0.01)	(0.02)	(0.01)		(0.02)	(0.28)
Net income per common share, assuming dilution	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 0.76	$ 0.63	$ 0.50	$ 0.67	$ 2.95	$ 2.56	$ 2.13
As Previously Reported
Accounting Changes and Error Corrections
Marketing, general and administrative expense										$ 1,155.3	$ 1,179.0
Interest Expense										63.3	59.0
Income from continuing operations before taxes										364.4	363.1
Provision for income taxes										113.3	118.8
Income from continuing operations			$ 64.3	$ 71.6	$ 70.1	$ 65.0	$ 44.4	$ 71.6		251.1	244.3
Loss from discontinued operations, net of tax										(2.2)	(28.5)
Net income			$ 63.3	$ 71.6	$ 70.9	$ 64.3	$ 42.5	$ 71.2		$ 248.9	$ 215.8
Net income (loss) per common share:
Continuing operations			$ 0.70	$ 0.79	$ 0.77	$ 0.70	$ 0.47	$ 0.74		$ 2.68	$ 2.48
Discontinued operations					0.01	(0.01)	(0.02)			(0.03)	(0.29)
Net income per common share			0.69	0.79	0.78	0.69	0.45	0.74		2.65	2.19
Net income (loss) per common share, assuming dilution:
Continuing operations			0.69	0.77	0.75	0.68	0.46	0.73		2.62	2.44
Discontinued operations					0.01		(0.02)			(0.02)	(0.28)
Net income per common share, assuming dilution			$ 0.68	$ 0.77	$ 0.76	$ 0.68	$ 0.44	$ 0.73		$ 2.60	$ 2.16
Adjustments
Accounting Changes and Error Corrections
Marketing, general and administrative expense										$ 3.6	$ (4.8)
Interest Expense											1.9
Income from continuing operations before taxes										(3.6)	2.9
Provision for income taxes										0.2	5.5
Income from continuing operations			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		(3.8)	(2.6)
Net income			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		$ (3.8)	$ (2.6)
Net income (loss) per common share:
Continuing operations			$ 0.01		$ (0.01)	$ (0.05)	$ 0.06	$ (0.05)		$ (0.04)	$ (0.02)
Discontinued operations						0.01
Net income per common share			$ 0.01		$ (0.01)	(0.04)	0.06	(0.05)		(0.04)	(0.02)
Net income (loss) per common share, assuming dilution:
Continuing operations				$ 0.01		(0.04)	0.06	(0.05)		(0.04)	(0.03)
Discontinued operations						(0.01)		(0.01)
Net income per common share, assuming dilution				$ 0.01		$ (0.05)	$ 0.06	$ (0.06)		$ (0.04)	$ (0.03)